Loans Payable Disclosure: Schedule of Debt (Tables)	Mar. 31, 2023
Tables/Schedules
Schedule of Debt
	March 31, 2023	December 31, 2022
	(Unaudited)
Principal amount of loans and advances	$938,359	$839,613
Accrued interest	344,210	232,476
Loans and advances payable	$1,282,569	$1,072,089